Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 10,857
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	422
Less Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	4,891
Less Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	398
Greater Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	5,966
Greater Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 24